Note 5 - Property and Equipment, Net - Property and Equipment, Net (Details) - USD ($)	Dec. 13, 2021	Dec. 31, 2020
Accumulated depreciation	$ (41,708)	$ (41,708)
Property and equipment, net	0	0
Computer Equipment [Member]
Property, Plant and Equipment, Gross	32,500	32,500
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	$ 9,208	$ 9,208